List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of the principal subsidiaries of the Company
The following list contains the material subsidiaries of the Group at December 31, 2025 and 2024 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2025		2024
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Europa Partners Holdings, LLC (note 33)	The United States	GBP11.00	—	100	—	100	Provision of fulfillment and distribution services of sports nutrition products
IM8 Group Holding Company	Cayman Islands	$1	100	—	100	—	Sales of consumer health products
IM8 (US) LLC	The United States	n/a	100	—	100	—	Sales of consumer health products
IM8 Limited	Hong Kong	HK$1	100	—	100	—	Sales of consumer health products
ACT Genomics Holdings Company Limited	Cayman Islands	$16,713	—	—	73.27	—	Precise cancer genetic testing services
ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	—	—	73.21	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	—	—	73.27	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	—	—	73.27	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	—	—	73.27	Sales of medical diagnostics products
The following table summaries the information relating each of the Group's subsidiaries that has material non-controlling interests, before any intra-group eliminations.

	As at October 1, 2025	As at December 31, 2024
ACT Genomics
Non-controlling interests percentage	26.73%	26.73%

	As at October 1, 2025	As at December 31, 2024
Non-current assets	$44,120	$27,549
Current assets	7,380	13,304
Non-current liabilities	(3,128)	(4,297)
Current liabilities	(5,353)	(7,797)

Equity attributable to equity shareholder of the parent Company	44,187	21,072
Equity attributable to non-controlling interests	(1,168)	7,687

	January 1, 2025 to October 1, 2025	January 1, 2024 to December 31, 2024
Revenue	$12,471	$17,653
Expenses	(21,240)	(30,413)
Loss for the year	$(8,769)	$(12,760)
Loss attributable to equity shareholder of the parent Company	$(6,425)	$(9,397)
Loss attributable to non-controlling interests	(2,344)	(3,363)
Loss for the year	$(8,769)	$(12,760)
Other comprehensive income/(expense) attributable to equity shareholder of the parent Company	$184	$(574)
Other comprehensive income/(expense) attributable to non-controlling interests	66	(210)
Other comprehensive income/(expense) for the year	$250	$(784)
Total comprehensive expense attributable to equity shareholder of the parent Company	$(6,241)	$(9,971)
Total comprehensive expense attributable to non-controlling interests	(2,278)	(3,573)
Total comprehensive expense for the year	$(8,519)	$(13,544)
Net cash (outflow)/inflow from operating activities	$(3,536)	$5,483
Net cash outflow from investing activities	(238)	(318)
Net cash outflow from financing activities	(961)	(1,413)
Net cash (outflow)/inflow	$(4,735)	$3,752
Dividends paid to non-controlling interests	$—	$—